SEGMENT REPORTING - Gross Sales by Major Product Classification (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2022	Sep. 24, 2022	Jun. 25, 2022	Mar. 26, 2022	Dec. 25, 2021	Sep. 25, 2021	Jun. 26, 2021	Mar. 27, 2021	Dec. 31, 2022	Dec. 25, 2021	Dec. 26, 2020
Revenue
Net sales	$ 1,913,697	$ 2,322,855	$ 2,900,874	$ 2,489,313	$ 2,016,805	$ 2,093,784	$ 2,700,541	$ 1,825,004	$ 9,626,739	$ 8,636,134	$ 5,153,998
Value-Added
Revenue
Portion of total net sales (as a percent)	63.40%				59.70%				63.40%	59.70%	64.30%
Commodity-Based Sales
Revenue
Portion of total net sales (as a percent)	36.60%				40.30%				36.60%	40.30%	35.70%
Intersegment net sales
Revenue
Net sales									$ (1,003,078)	$ (838,254)	$ (540,039)
Corporate
Revenue
Net sales									$ 5,940	$ 8,748	$ 1,981
Corporate | Value-Added
Revenue
Portion of total net sales (as a percent)	44.30%				67.90%				44.30%	67.90%	100.00%
Corporate | Commodity-Based Sales
Revenue
Portion of total net sales (as a percent)	55.70%				32.10%				55.70%	32.10%	0.00%
Retail | Value-Added
Revenue
Portion of total net sales (as a percent)	44.90%				43.20%				44.90%	43.20%	53.80%
Retail | Commodity-Based Sales
Revenue
Portion of total net sales (as a percent)	55.10%				56.80%				55.10%	56.80%	46.20%
Retail | Operating Segments
Revenue
Net sales									$ 3,650,639	$ 3,418,337	$ 2,167,122
Retail | Operating Segments | Deckorators
Revenue
Net sales									326,011	248,765	219,930
Retail | Operating Segments | Prowood and Outdoor Essentials
Revenue
Net sales									2,228,509	2,239,711	1,828,489
Retail | Operating Segments | Sunbelt
Revenue
Net sales									924,441	773,909
Retail | Operating Segments | UFP Edge
Revenue
Net sales									168,190	148,927	114,987
Retail | Operating Segments | Other Retail
Revenue
Net sales									3,488	7,025	3,716
Retail | Intersegment net sales
Revenue
Net sales									$ 392,740	$ 214,400	$ 142,839
Packaging | Value-Added
Revenue
Portion of total net sales (as a percent)	72.00%				67.70%				72.00%	67.70%	64.70%
Packaging | Commodity-Based Sales
Revenue
Portion of total net sales (as a percent)	28.00%				32.30%				28.00%	32.30%	35.30%
Packaging | Operating Segments
Revenue
Net sales									$ 2,394,681	$ 2,148,142	$ 1,072,117
Packaging | Operating Segments | North packaging
Revenue
Net sales									646,278	615,092	385,132
Packaging | Operating Segments | Southeast packaging
Revenue
Net sales									445,203	395,069	229,316
Packaging | Operating Segments | Southwest packaging
Revenue
Net sales									468,274	400,515	238,643
Packaging | Operating Segments | West packaging
Revenue
Net sales									379,038	363,300	206,022
Packaging | Operating Segments | PalletOne
Revenue
Net sales									399,356	355,347
Packaging | Operating Segments | Protective Packaging
Revenue
Net sales									56,532	18,819	13,004
Packaging | Intersegment net sales
Revenue
Net sales									$ 78,409	$ 85,954	$ 45,217
Construction | Value-Added
Revenue
Portion of total net sales (as a percent)	77.20%				73.00%				77.20%	73.00%	76.30%
Construction | Commodity-Based Sales
Revenue
Portion of total net sales (as a percent)	22.80%				27.00%				22.80%	27.00%	23.70%
Construction | Operating Segments
Revenue
Net sales									$ 3,143,868	$ 2,698,434	$ 1,695,684
Construction | Operating Segments | Factory Built
Revenue
Net sales									1,181,837	1,098,905	597,017
Construction | Operating Segments | Site Built
Revenue
Net sales									1,361,607	1,190,393	725,899
Construction | Operating Segments | Commercial
Revenue
Net sales									336,298	259,360	221,988
Construction | Operating Segments | Concrete Forming
Revenue
Net sales									264,126	149,776	150,780
Construction | Intersegment net sales
Revenue
Net sales									$ 110,523	$ 82,026	$ 68,294
All Other | Value-Added
Revenue
Portion of total net sales (as a percent)	76.30%				74.70%				76.30%	74.70%	76.00%
All Other | Commodity-Based Sales
Revenue
Portion of total net sales (as a percent)	23.70%				25.30%				23.70%	25.30%	24.00%
All Other | Operating Segments
Revenue
Net sales									$ 431,611	$ 362,473	$ 217,094
All Other | Intersegment net sales
Revenue
Net sales									$ 421,406	$ 455,874	$ 283,689